MEMBERS(R) Variable Annuity

                       Supplement Dated November 25, 1996
                                       to
   MEMBERS(R) Variable Annuity Prospectus Dated May 1, 1996 ("VA Prospectus")

1. Name Changes. Effective December 31, 1996 the following entities' names will change and the listed new name should be substituted in the VA Prospectus wherever the old name appears:


         Old Name                                    New Name

Century  Life of America                     CUNA Mutual Life  Insurance  Company

Century Variable  Annuity  Account           CUNA Mutual Life  Variable  Annuity  Account

Century  Variable  Account                   CUNA Mutual Life  Variable  Account

Century Group Variable  Annuity Account      CUNA Mutual Life Group Variable Annuity Account

Century Investment Management Co.            CIMCO Inc.



Because the Century Life of America name change must be approved by each state Insurance Commissioner, its new name will be used in each state on the later of December 31, 1996 or the state approval date.

2. Ultra Series Fund Management Agreement. At a meeting of the Ultra Series Fund Board of Trustees held October 29, 1996, the Trustees approved a Management Agreement between CIMCO Inc. ("CIMCO") and the Ultra Series Fund (the "Fund") and recommended the Management Agreement for approval by the Shareholders of the Fund at a Shareholder meeting scheduled for January 16, 1997. Subject to the affirmative vote of a majority of the shares of each Series of the Fund, effective May 1, 1997, the Management Agreement will replace the existing Investment Advisory Agreement between the Fund and Century Investment Management Co. last approved and continued by the Board of Trustees on May 2, 1996. In addition, Century Life of America management has indicated that effective May 1, 1997 it will not continue its expense reimbursement agreement with the Fund, pursuant to which Century Life of America has from year to year voluntarily agreed to absorb substantially all ordinary business expenses (including the advisory fee) of each Series of the Fund in excess of 0.65% of the average value of the daily net assets of such Series. (See Expense Tables, page 1 of the VA Prospectus). If the Management Agreement is approved, effective May 1, 1997, the following will replace the table headed Annual Fund Expenses of the section of the VA Prospectus headed Expense Tables.

         "Annual Fund Expenses
                  (as percentage of average net assets)

                  Capital Appreciation Stock Fund
                  Management Fees                                 0.80%
                  Other Expenses                                  0.01%
                  Total Annual Fund Expenses                      0.81%

                  Growth and Income Stock Fund
                  Management Fees                                 0.60%
                  Other Expenses                                  0.01%
                  Total Annual Fund Expenses                      0.61%

                  Balanced Fund
                  Management Fees                                 0.70%
                  Other Expenses                                  0.01%
                  Total Annual Fund Expenses                      0.71%

                  Bond Fund
                  Management Fees                                 0.55%
                  Other Expenses                                  0.01%
                  Total Annual Fund Expenses                      0.56%

                  Money Market Fund
                  Management Fees                                 0.45%
                  Other Expenses                                  0.01%
                  Total Annual Fund Expenses                      0.46%

                  International Stock Portfolio
                  Management Fees                                 1.05%
                  Other Expenses                                   .00%
                  Total Annual Fund Expenses                      1.05%

                  MFS World Governments Series
                  Management Fees (investment advisory fees)      0.75%
                  Other Expenses (after reimbursements)           0.25%
                  Total Annual Fund Expenses                      1.00%

                  MFS Emerging Growth Series
                  Management Fees (investment advisory fees)      0.75%
                  Other Expenses (after reimbursements)           0.25%
                  Total Annual Fund Expenses                      1.00%"

         If the Expense Reimbursement Agreement between Century Life of America and the Fund is not continued, effective May 1, 1997 the first paragraph on page 3 of the VA Prospectus will be omitted.



MEMBERS(R) Variable Annuity

                       Supplement Dated November 25, 1996
                                       to
        MEMBERS(R) Variable Annuity Statement of Additional Information
                               Dated May 1, 1996
                   ("VA Statement of Additional Information")

1. Name Changes. Effective December 31, 1996 the following entities' names will change and the listed new name should be substituted in the VA Statement of Additional Information wherever the old name appears:


         Old Name                                    New Name

Century  Life of America                     CUNA Mutual Life  Insurance  Company

Century Variable  Annuity  Account           CUNA Mutual Life  Variable  Annuity  Account

Century  Variable  Account                   CUNA Mutual Life  Variable  Account

Century Group Variable  Annuity Account      CUNA Mutual Life Group Variable Annuity Account

Century Investment Management Co.            CIMCO Inc.


Because the Century Life of America name change must be approved by each state Insurance Commissioner, its new name will be used in each state on the later of December 31, 1996 or the state approval date.